Long-term Debt	6 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt
On August 23, 2018, the Company entered into the First Lien Credit Agreement to provide for a term loan commitment (the “First Lien Term Loan”) in which the Company borrowed an aggregate principal amount of $950.0 million, which matures on August 23, 2025. Borrowings under the First Lien Term Loan bear interest, at the Company’s election, at either (i) the Alternative Base Rate, as defined per the credit agreement, plus 2.25% per annum, or (ii) LIBOR plus 3.25% per annum, if the net leverage ratio exceeds
4.35 to 1.00 and is subject to a reduction if the net leverage ratio is lower than 4.35 to 1.00 or if there is an initial public offering. Interest payments are due quarterly, or more frequently, based on the terms of the credit agreement. Principal payments required under the First Lien Term Loan are approximately $2.4 million per quarter, commencing on March 31, 2019, with the remainder due at maturity.
On August 23, 2018, the Company entered into the Second Lien Credit Agreement to provide for a second term loan commitment (the “Second Lien Term Loan”) in which the Company borrowed an aggregate principal amount of $170.0 million. Borrowings under the Second Lien Term Loan bear interest, at the Company’s election, at either (i) the Alternative Base Rate, as defined per the credit agreement, plus 6.00% per annum, or (ii) LIBOR plus 7.00% per annum. The maturity date on the Second Lien Term Loan is August 23, 2026, with principal payment due in full on the maturity date. Interest payments are due quarterly, or more frequently, based on the terms of the credit agreement. The First Lien Term Loan and Second Lien Term Loan are collectively referred to as the “Term Loans”.
The Term Loans require prepayments in the case of certain events including: property or asset sale in excess of $5.0 million, proceeds in excess of $5.0 million from an insurance settlement, or proceeds from a new debt agreement. An additional prepayment may be required under the First Lien Term Loan related to excess cash flow for the respective measurement periods.
All of the indebtedness under the Term Loans is and will be guaranteed by the Company’s existing and future material domestic subsidiaries and is and will be secured by substantially all of the assets of the Company and such guarantors. The Term Loans contain customary negative covenants. At March 31, 2019, the Company was in compliance with all applicable covenants pertaining to the Term Loans.
Debt issuance costs and original issuance discount of $15.5 million were incurred in connection with the entry into the Term Loans. These debt issuance costs and original issuance discount will be amortized into interest expense over the contractual term of the Term Loans. The Company recognized $1.2 million of amortization of debt issuance costs and original issuance discount for the year ended March 31, 2019 which is included in the accompanying consolidated statements of operations. At March 31, 2019, the Company had an aggregate principal amount outstanding of $947.6 million and $88.7 million for the First Lien Term Loan and Second Lien Term Loan, respectively, bearing interest at 5.7% and 9.5%, respectively. The Company had $14.3 million of unamortized debt issuance costs and original issuance discount which is recorded as a reduction of the debt balance on the Company’s consolidated balance sheets.
During the year ended March 31, 2019, the Company exchanged $57.1 million in satisfaction of $56.9 million of its outstanding principal on its Second Lien Term Loan. As a result, the Company recognized a loss on extinguishment of $0.2 million included in interest income (expense), net in the consolidated statement of operations.
Revolving Facility
The First Lien Credit Agreement further provided for a revolving credit facility (the “Revolving Facility”) in an aggregate amount of $60.0 million, which matures on August 23, 2023. Borrowings under the Revolving Facility bear interest, at the Company’s election, at either (i) the Alternative Base Rate, as defined per the credit agreement, plus 2.25% per annum, or (ii) LIBOR plus 3.25% per annum, if the net leverage ratio exceeds 4.35 to 1.00 and is subject to a reduction if the net leverage ratio is lower than 4.35 to 1.00 or if there is an initial public offering. The Revolving Facility includes a $15.0 million letter of credit sub-facility.
The Company incurs fees with respect to the Revolving Facility, including (i) a commitment fee of 0.50% per annum of unused commitments under the Revolving Facility, subject to a reduction based on the First Lien Term Loan net leverage, (ii) facility fees equal to the applicable margin in effect for Eurodollar Rate Loans, as defined per the credit agreement, times the average daily stated amount of letters of credit, (iii) a fronting fee equal to either (a) 0.125% per annum on the stated amount of each letter of credit or (b) such other rate per annum as agreed to by the parties subject to the letters of credit, and (iv) customary administrative fees.
All of the indebtedness under the Revolving Facility is and will be guaranteed by the Company’s existing and future material domestic subsidiaries and is and will be secured by substantially all of the assets of the Company and such guarantors.
Debt issuance costs of $0.8 million were incurred in connection with the entry into the Revolving Facility. These debt issuance costs are amortized into interest expense over the contractual term of the loan. The Company recognized $0.1 million of amortization of debt issuance costs for the year ended March 31, 2019 which is included in the accompanying consolidated statements of operations. There were $0.7 million of unamortized debt issuance costs included as a reduction of the debt balance on the accompanying consolidated balance sheets as of March 31, 2019.
The Revolving Facility contains customary negative covenants and does not include any financial maintenance covenants other than a springing minimum net leverage ratio not exceeding 7.50 to 1.00 on the last day of any fiscal quarter, which will be tested only upon the occurrence of an event of default or certain other conditions as specified in the agreement. At March 31, 2019, the Company was in compliance with all applicable covenants pertaining to the Revolving Facility.
As of March 31, 2019, there were no amounts outstanding under the Revolving Facility and there were $0.5 million of letters of credit issued. The Company had $59.5 million of availability under the Revolving Facility as of March 31, 2019.
Debt maturities
The maturities of outstanding debt are as follows (in thousands):

Fiscal year	Amount
2020	$9,500
2021	9,500
2022	9,500
2023	9,500
2024	9,500
Thereafter	988,814
Total future payments	$1,036,314

Long-term Debt
On August 23, 2018, the Company entered into the First Lien Credit Agreement (the “First Lien Term Loan”) in which the Company borrowed an aggregate principal amount of $950.0 million, which matures on August 23, 2025. Borrowings under the First Lien Term Loan currently bear interest, at the Company’s election, at either (i) the Alternative Base Rate, as defined per the credit agreement, plus 1.75% per annum, or (ii) LIBOR plus 2.75% per annum, if the net leverage ratio remains below 4.35 to 1.00 and are subject to an increase if the net leverage ratio is higher than 4.35 to 1.00. Interest payments are due quarterly, or more frequently, based on the terms of the credit agreement. As of September 30, 2019, the Company has satisfied all required principal payments under the First Lien Term Loan and the remainder is due at maturity.
The First Lien Term Loan requires prepayments in the case of certain events including: property or asset sale in excess of $5.0 million, proceeds in excess of $5.0 million from an insurance settlement, or proceeds from a new debt agreement. An additional prepayment may be required under the First Lien Term Loan related to excess cash flow for the respective measurement periods.
All of the indebtedness under the First Lien Term Loan is and will be guaranteed by the Company’s existing and future material domestic subsidiaries and is and will be secured by substantially all of the assets of the Company and such guarantors. The First Lien Term Loan contains customary negative covenants. At September 30, 2019, the Company was in compliance with all applicable covenants.
On August 23, 2018, the Company entered into the Second Lien Credit Agreement (the “Second Lien Term Loan”) in which the Company borrowed an aggregate principal amount of $170.0 million. Borrowings under the Second Lien Term Loan bore interest, at the Company’s election, at either (i) the Alternative Base Rate, as defined per the credit agreement, plus 6.00% per annum, or (ii) LIBOR plus 7.00% per annum. The maturity date on the Second Lien Term Loan was August 23, 2026, with principal payment due in full on the maturity date. Interest payments were due quarterly, or more frequently, based on the terms of the credit agreement. During the second quarter of fiscal 2020, the Company repaid all outstanding borrowings and accrued interest under the Second Lien Term Loan and recognized a loss on debt extinguishment of $2.7 million within “Interest expense, net” in the condensed consolidated statement of operations for the three and six months ended September 30, 2019. The First Lien Term Loan and Second Lien Term Loan are collectively referred to as the “Term Loans”.
Debt issuance costs and original issuance discount of $15.5 million were incurred in connection with the Term Loans. These debt issuance costs and original issuance discount will be amortized into interest expense over the contractual term of the Term Loans. During the three and six months ended September 30, 2018, the Company recognized $0.2 million of amortization of debt issuance costs and original issuance discount which is included in the accompanying condensed consolidated statements of operations. During the three and six months ended September 30, 2019, the Company recognized approximately $0.4 million and $0.9 million of amortization of debt issuance costs and original issuance discount which is included in the accompanying condensed consolidated statements of operations.
At March 31, 2019, the Company had an aggregate principal amount outstanding of $947.6 million and $88.7 million for the First Lien Term Loan and Second Lien Term Loan, respectively, bearing interest at 5.7% and 9.5%, respectively. At September 30, 2019, the Company had an aggregate principal amount outstanding of $581.1 million for the First Lien Term Loan consisting of $30.0 million bearing interest at 6.8% and $551.1 million bearing interest at 4.8%. At March 31, 2019 and September 30, 2019, the Company had $14.3 million and $10.7 million, respectively, of unamortized debt issuance costs and original issuance discount which is recorded as a reduction of the debt balance on the Company’s condensed consolidated balance sheets.
Revolving Facility
The First Lien Credit Agreement further provided for a revolving credit facility (the “Revolving Facility”) in an aggregate amount of $60.0 million, which matures on August 23, 2023. Borrowings under the Revolving Facility currently bear interest, at the Company’s election, at either (i) the Alternative Base Rate, as defined per the credit agreement, plus 1.50% per annum, or (ii) LIBOR plus 2.50% per annum, if the net leverage ratio remains below 3.85 to 1.00 and are subject to an increase if the net leverage ratio is higher than 3.85 to 1.00. The Revolving Facility includes a $15.0 million letter of credit sub-facility.
The Company incurs fees with respect to the Revolving Facility, including (i) a commitment fee of 0.25% per annum of unused commitments under the Revolving Facility, subject to an adjustment based on the First Lien Term Loan net leverage ratio, (ii) facility fees equal to the applicable margin in effect for Eurodollar Rate Loans, as defined per the credit agreement, times the average daily stated amount of letters of credit, (iii) a fronting fee equal to either (a) 0.125% per annum on the stated amount of each letter of credit or (b) such other rate per annum as agreed to by the parties subject to the letters of credit, and (iv) customary administrative fees.
All of the indebtedness under the Revolving Facility is and will be guaranteed by the Company’s existing and future material domestic subsidiaries and is and will be secured by substantially all of the assets of the Company and such guarantors.
Debt issuance costs of $0.8 million were incurred in connection with the entry into the Revolving Facility. These debt issuance costs are amortized into interest expense over the contractual term of the loan. The Company recognized an immaterial amount of amortization of debt issuance costs and original issuance discount for the three and six months ended September 30, 2018 which is included in the accompanying condensed consolidated statements of operations. There was an immaterial amount of amortization of debt issuance costs for the three months ended September 30, 2019 and $0.1 million of amortization of debt issuance costs for the six months ended September 30, 2019 which is included in the accompanying condensed consolidated statements of operations. There were $0.7 million and $0.6 million of unamortized debt issuance costs included as a reduction of the debt balance on the accompanying condensed consolidated balance sheets as of March 31, 2019 and September 30, 2019, respectively.
The Revolving Facility contains customary negative covenants and does not include any financial maintenance covenants other than a springing minimum net leverage ratio not exceeding 7.50 to 1.00 on the last day of any fiscal quarter, which will be tested only upon the occurrence of an event of default or certain other conditions as specified in the agreement. At September 30, 2019, the Company was in compliance with all applicable covenants pertaining to the Revolving Facility.
As of March 31, 2019 and September 30, 2019, there were no amounts outstanding under the Revolving Facility, and there were $0.5 million and $11.8 million letters of credit issued, respectively. The Company had $59.5 million and $48.2 million of availability under the Revolving Facility as of March 31, 2019 and September 30, 2019, respectively.